UNITED STATES
		     SECURITIES AND EXCHANGE COMMISSION
				Washington, D.C. 20549

				FORM 13F

			FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended : June 30, 2009
Check here is Amendment [ ]; Amendment Number:
This Amendment (Check only one.):[  ] is a restatement
				 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name : Glynn Capital Management LLC
Address: 3000 Sand Hill Road
	 Bldg 4-235
	 Menlo Park, CA 94025

13F File Number :801-41243

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Name : Vivian Loh Nahmias
Title :CFO
Phone : 650-854-2215
Signature, Place, and Date of Signing:

Vivian Loh Nahmias	Menlo Park	CA	Aug 7, 2009



			FORM 13F SUMMARY PAGE
Report Summary :

Number of Other Included Managers : 0

Form 13F Information Table Entry Total : 45

Form 13F Information Table Value Total : $84,721




                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3PAR Inc                       COM              88580F109     1032    83200 SH       Sole                    83200
Abbott Laboratories            COM              002824100     1646    35000 SH       Sole                    35000
Activision Blizzard, Inc       COM              00507V109     4250   336475 SH       Sole                   336475
Adobe Systems Inc              COM              00724F101     3904   137950 SH       Sole                   137950
Advent Software                COM              007974108     4078   124355 SH       Sole                   124355
Akamai Technologies            COM              00971T101     3555   185375 SH       Sole                   185375
Alexza Pharmaceuticals         COM              015384100      136    57213 SH       Sole                    57213
Apple Computer                 COM              037833100      299     2100 SH       Sole                     2100
Automatic Data Processing, Inc COM              053015103      245     6911 SH       Sole                     6911
BP Amoco PLC                   COM              055622104      908    19054 SH       Sole                    19054
Berk. Hath. Class A            COM              084670108     1260       14 SH       Sole                       14
Berk. Hath. Class B            COM              084670207     1763      609 SH       Sole                      609
Cavium Networks, Inc.          COM              14965A101     3899   231925 SH       Sole                   231925
Cisco Systems                  COM              17275R102      469    25150 SH       Sole                    25150
Compellent Technologies        COM              20452A108     1107    72600 SH       Sole                    72600
Constant Contact, Inc          COM              210313102     2938   148074 SH       Sole                   148074
Dolby Laboratories, Inc.       COM              25659T107     4185   112255 SH       Sole                   112255
EMC Corporation                COM              268648102     1651   126003 SH       Sole                   126003
Electronic Arts                COM              285512109     4783   220221 SH       Sole                   220221
EnerNOC, Inc                   COM              292764107      889    41040 SH       Sole                    41040
General Electric               COM              369604103      657    56016 SH       Sole                    56016
General Mills                  COM              370334104      747    13336 SH       Sole                    13336
Google Inc                     COM              38259P508     2610     6191 SH       Sole                     6191
Halliburton Co.                COM              406216101      414    20000 SH       Sole                    20000
IBM                            COM              459200101     2309    22116 SH       Sole                    22116
Informatica Corp.              COM              45666Q102     1687    98111 SH       Sole                    98111
Intel Corp.                    COM              458140100      827    50000 SH       Sole                    50000
Intuit, Inc.                   COM              461202103     3023   107239 SH       Sole                   107239
Johnson & Johnson              COM              478160104      916    16128 SH       Sole                    16128
Linear Technology              COM              535678106     4556   195119 SH       Sole                   195119
Marvell Technology             COM              G5876H105     1893   162648 SH       Sole                   162648
Medidata Solutions             COM              58471A105     1687   103000 SH       Sole                   103000
Minnesota Mining               COM              604059105      240     4000 SH       Sole                     4000
NetSuite Inc.                  COM              64118Q107     2938   248800 SH       Sole                   248800
Omniture, Inc.                 COM              68212S109     2995   238475 SH       Sole                   238475
Oracle Corporation             COM              68389X105      218    10200 SH       Sole                    10200
Pfizer, Inc.                   COM              717081103      499    33300 SH       Sole                    33300
Royal Dutch Shell PLC          COM              780259206      201     4000 SH       Sole                     4000
Salesforce.com Inc.            COM              79466L302     2879    75435 SH       Sole                    75435
Schering-Plough                COM              806605101     1005    40000 SH       Sole                    40000
Schlumberger Ltd.              COM              806857108      866    16000 SH       Sole                    16000
SuccessFactors, Inc            COM              864596101     2901   316025 SH       Sole                   316025
Target CP                      COM              239753106      519    13140 SH       Sole                    13140
VMWare                         COM              928563402     2058    75475 SH       Sole                    75475
eHealth, Inc.                  COM              28238P109     3077   174231 SH       Sole                   174231